Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 674.63
Total Fee Amount	674.63
Total Transaction Valuation	4,885,054.27
Total Offset Amount	0
Net Fee	$ 0
Offset Table N/A	N/A